SHARE-BASED COMPENSATION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Mar. 27, 2021	Mar. 28, 2020	Jun. 27, 2020	Jun. 29, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share-Based Compensation	$ 242,376	$ 2,177,651	$ 3,347,214	$ 10,845,503	$ 11,065,124	$ 32,721,458
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share-Based Compensation	305,565	(69,571)	2,851,785	2,584,933	1,876,225	11,699,796
Ltip Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share-Based Compensation		179,014		1,492,073	1,492,073	12,845,773
Stock Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share-Based Compensation	(63,189)	1,151,366	58,043	3,041,012	3,656,926	5,712,872
Restricted Stock Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share-Based Compensation		$ 916,842	$ 437,386	$ 3,727,485	3,554,968	2,235,773
Deferred Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share-Based Compensation					484,932
Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share-Based Compensation						$ 227,244